THE SARATOGA ADVANTAGE TRUST

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Supplement dated September 9, 2014 to the Prospectus Dated December 31, 2013

of the

Saratoga Advantage Trust James Alpha Global Real Estate Investments Portfolio (the “Prospectus”)

CLASS I SHARES	(Ticker: JARIX)
CLASS A SHARES	(Ticker: JAREX)
CLASS C SHARES	(Ticker: JACRX)

Amanda E. Black no longer serves as Portfolio Manager for the James Alpha Global Real Estate Investments Portfolio and, therefore, all references to Ms. Black on pages 8 and 23 of the Prospectus are hereby removed.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Supplement dated September 9, 2014 to the Statement of Additional Information

Dated December 31, 2013 of the Saratoga Advantage Trust (the “SAI”)

Amanda E. Black no longer serves as Portfolio Manager for the James Alpha Global Real Estate Investments Portfolio and, therefore, all references to Ms. Black on pages 64 and 71 of the SAI are hereby removed.

This Supplement updates and supersedes any contrary information contained in the SAI.

Please retain this supplement for future reference.